Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2014	December 31, 2013
Trade accounts payable	$41,796	$42,872
Accrued payroll	5,270	7,937
Accrued interest	1,237	893
Income taxes payable	580	709
Other payables (note 22b)	6,619	2,381
	$55,502	$54,792